Share-based compensation - Schedule of Share-Based Payment Arrangement Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based payment arrangements
Share-based compensation	$ 25,696	$ 20,010
Stock options
Share-based payment arrangements
Share-based compensation	9,374	7,591
Performance stock units
Share-based payment arrangements
Share-based compensation	1,705	501
Restricted stock units
Share-based payment arrangements
Share-based compensation	$ 14,617	$ 11,918